ACQUISITION OF BUSINESSES (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 22, 2025	Jul. 01, 2025	May 27, 2025
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					11.00%	10.00%	26.00%
Revenues		$ 27,457	$ 40,620	$ 55,068
Net income (loss)		387	895	3,777
Industrials
Disclosure of detailed information about business combination [line items]
Revenues		14,936	$ 14,432	$ 15,201
BCP VI Summit Holdings LP | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 498
BCP VI Summit Holdings LP | Brand And Trademarks
Disclosure of detailed information about business combination [line items]
Intangible assets	198
BCP VI Summit Holdings LP | Developed Technology And Software
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 108
BCP VI Summit Holdings LP | Industrials
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 1,654
Voting interest	100.00%
Proportion of ownership interest in associate	26.00%
Goodwill	$ 680
Intangible assets	804
Property, plant and equipment	115
Inventory recognised as of acquisition date	109
Non-current liabilities recognised as of acquisition date	54
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 34
Revenues		624
Net income (loss)		(20)
Revenue of combined entity as if combination occurred at beginning of period		664
Profit (loss) of combined entity as if combination occurred at beginning of period		$ (19)